Related party transactions (Detail Textuals)	1 Months Ended				6 Months Ended		12 Months Ended
	Nov. 30, 2017 CNY (¥)	Apr. 30, 2017 CNY (¥)	Oct. 31, 2009 USD ($)	Oct. 31, 2009 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Apr. 30, 2015 USD ($)	Apr. 30, 2015 CNY (¥)
Related Party Transaction [Line Items]
Revenue from Related Parties					$ 154,452	$ 402,127	$ 799,142	$ 1,012,789
Repayment of due to related party					426,316	47,945	(239,125)	(143,223)
Subsequent event
Related Party Transaction [Line Items]
Repayment of due to related party | ¥	¥ 500,000
Forasen Group Co., Ltd
Related Party Transaction [Line Items]
Revenue from Related Parties					$ 154,452	$ 402,127	$ 799,142	$ 1,012,789
Monthly rent			$ 3,455	¥ 22,400
Terms of lease			10 years	10 years
Forasen Group Co., Ltd | Total sales
Related Party Transaction [Line Items]
Concentration risk, percentage					1.00%	3.00%	3.00%	5.00%
Forasen Group Co., Ltd | Feiyan Down Products Co., Ltd
Related Party Transaction [Line Items]
Principal payment of loan									$ 2,249,910	¥ 15,000,000
Repayment of loan to related party | ¥		¥ 12,000,000
FLS Mushroom | Bank of China, Lishui Branch
Related Party Transaction [Line Items]
Loan amount									$ 1,886,400	¥ 12,000,000